LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LEASES
2022	¥ 2,911,311
2023	2,093,713
2024	1,292,977
2025	812,352
2026	242,276
Thereafter	249,100
Total undiscounted lease payments	7,601,729
Less: imputed interest	(546,000)
Total lease liabilities	¥ 7,055,729	¥ 6,459,893